Financial Instruments (Aging of trade receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 413,792	$ 167,688
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	409,958
Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,834
Current (Not Past Due) [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	395,662
Current (Not Past Due) [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	393,296
Current (Not Past Due) [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,366
1-30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	17,420
1-30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	16,531
1-30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	889
More Than 30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	710
More Than 30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	131
More Than 30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 579